Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity
Schedule of share capital

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Share capital	3,990	3,990
Legal reserve	—	—
Fund for internally developed software	—	—
Reserves/Fair value reserve
Hedge reserve	25	96
Fair value reserve	9	35
Defined benefit plans	-4	-1
Retained earnings	13,554	13,016

Total equity	17,574	17,136

Non-distributable capital and the distributable capital
	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Restricted equity	6,122	6,218
Unrestricted equity	11,452	10,918

Total equity	17,574	17,136

Proposal for the distribution of profits

At the disposal of the Annual General Meeting	11,477
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 58,05 per share, amounting to	232

- remaining disposable funds to be carried forward	11,245